Note 39 - Subsequent events (Details Textual) $ in Thousands	Feb. 27, 2020	Jan. 21, 2020 USD ($)
Advancement of dividend loan [member]
Statement Line Items [Line Items]
Dividend loan, percent accrual	20.00%
Dividend loan, percent repaid	80.00%
Femiro [Member] | Major business combination [member]
Statement Line Items [Line Items]
Percentage of voting equity interests acquired		15.00%
Total consideration transferred, acquisition-date fair value		$ 16,667
Number of instruments or interests issued or issuable		727,266